Restatement of Interim Financial Information (Unaudited) - Consolidated Statement of stockholders' equity (deficit) (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Restatement of Interim Financial Information (Unaudited)
Beginning balance	$ (10,790,623)	$ (123,717)	$ (4,081,821)	$ 460,262	$ (4,081,821)	$ 460,262	$ (4,081,821)	$ 460,262
Stock-based compensation	5,436,776	32,710	227,673	1,105,865	5,664,449	1,138,575	6,769,296	1,171,287
Issuance of common stock upon conversion of SAFE Notes	53,511,234				53,511,234		53,511,234
Net Income (Loss)	(45,414,335)	(1,220,296)	(6,936,475)	(1,689,843)	(52,350,810)	(2,910,139)	(61,002,954)	(5,713,369)
Ending balance	29,808,242	(1,311,303)	(10,790,623)	(123,717)	29,808,242	(1,311,303)	22,287,113	(4,081,821)
As Previously Reported
Restatement of Interim Financial Information (Unaudited)
Beginning balance	(15,638,288)	(2,618,613)	(8,513,101)	(630,192)	(8,513,101)	(630,192)	(8,513,101)	(630,192)
Stock-based compensation	5,555,880	4,543	11,273	140,730	5,567,153	145,273
Issuance of common stock upon conversion of SAFE Notes	53,328,419				53,328,419
Net Income (Loss)	(40,390,883)	(1,944,963)	(7,136,460)	(2,129,151)	(47,527,343)	(4,074,114)
Ending balance	29,919,219	(4,559,033)	(15,638,288)	(2,618,613)	29,919,219	(4,559,033)		(8,513,101)
Adjustment
Restatement of Interim Financial Information (Unaudited)
Beginning balance	4,950,505	2,494,896	4,431,280	1,090,453	4,431,280	1,090,453	$ 4,431,280	1,090,453
Stock-based compensation	(119,104)	28,167	216,400	965,135	97,296	993,302
Issuance of common stock upon conversion of SAFE Notes	182,815				182,815
Net Income (Loss)	(5,023,452)	724,667	199,985	439,308	(4,823,467)	1,163,975
Ending balance	$ (110,977)	$ 3,247,730	$ 4,950,505	$ 2,494,896	$ (110,977)	$ 3,247,730		$ 4,431,280